Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment

Property, plant and equipment, net consisted of the following.

	As at December 31,	As at December 31,
USD'000	2023	2022
Machinery & equipment	13,275	10,410
Office equipment and furniture	2,321	2,320
Computer equipment and licences	710	558
Total property, plant and equipment, gross	16,306	13,288

Accumulated depreciation for:
Machinery & equipment	(10,241)	(9,985)
Office equipment and furniture	(2,279)	(2,028)
Computer equipment and licences	(556)	(493)
Total accumulated depreciation	(13,076)	(12,506)
Total property, plant and equipment, net	3,230	782
Depreciation charge for the year	569	404